Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.
	Pay Versus Performance Chart
Year	Summary Compensation Table for PEO (1)	Compensation Actually Paid to PEO (2)	Summary Compensation Table for Non-PEO NEO (3)	Compensation Actually Paid to Non-PEO NEO (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$929,107	$843,712	$920,505	$835,110	$81.22	$(264,953,075)
2024	$390,274	$390,274	$389,602	$389,602	$95.22	$1,167,726
2023	$361,512	$361,512	$370,014	$370,014	$119.51	$(1,165,506)
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Douglas M. Polinsky, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table. For detail regarding this number, please refer to “Executive Compensation—Summary Compensation Table” above.

(2)
The dollar amounts reported in column (c) represent the amounts of “compensation actually paid” to Mr. Polinsky, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Polinsky during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Polinsky’s total compensation for each year to determine “compensation actually paid” as reflected in the table above:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Awards Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2025	$929,107	$(570,861)	$485,466	$843,712
2024	$390,274	$0	$0	$390,274
2023	$361,512	$0	$0	$361,512
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following (after deducting, as instructed by Item 402(v) of Regulation S-K, the grant date fair value of equity awards presented in the Summary Compensation Table above and described in footnote (a) immediately above): (i) adding the year-end fair value of any equity awards granted in the applicable year and that are outstanding and unvested as of the end of the applicable year; (ii) adding the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that are outstanding and unvested as of the end of the applicable year; (iii) adding the fair value, as of the vesting date, of all awards that were both granted and vested in the applicable year; (iv) adding the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that vested in the applicable year; (v) subtracting an amount equal to the fair value, at the end of the prior fiscal year, of awards granted in prior years and that failed to meet the related vesting conditions during the applicable year; and (vi) adding the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year, prior to the vesting date, and that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	MINUS: Reported Value of Equity Awards ($)	PLUS: End-of-Year Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	PLUS: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	MINUS: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	PLUS: Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in or Total Compensation in the Year ($)	Total Equity Award Adjustments ($)
2025	$570,861	$485,466	$0	$0	$0	$0	$0	$485,466
2024	$0	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$0	$0	$0	$0	$0
(3)
The dollar amounts reported in column (d) represent the amounts reported for the Mr. Joseph A. Geraci, II—our only “named executive officer” (NEO) who was not our “principal executive officer” (PEO)—in the “Total” column of the Summary Compensation Table in each applicable year.

(4)
The dollar amounts reported in column (e) represent the amounts of “compensation actually paid” to the NEO, excluding our PEO, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEO, excluding our PEO, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for the NEO, excluding our PEO, for each year to determine the “compensation actually paid” as reflected in the table above, using the same methodology described above in Note 2:

Year	Reported Summary Compensation Table Total for Non-PEO NEO ($)	Reported Value of Equity Awards (a) ($)	Equity Awards Adjustments (b) ($)	Compensation Actually Paid to Non-PEO NEO ($)
2025	$920,505	$(570,861)	$485,466	$835,110
2024	$389,602	$0	$0	$389,602
2023	$370,014	$0	$0	$370,014
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following (after deducting, as instructed by Item 402(v) of Regulation S-K, the grant date fair value of equity awards presented in the Summary Compensation Table above and described in footnote (a) immediately above): (i) adding the year-end fair value of any equity awards granted in the applicable year and that are outstanding and unvested as of the end of the applicable year; (ii) adding the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that are outstanding and unvested as of the end of the applicable year; (iii) adding the fair value, as of the vesting date, of all awards that were both granted and vested in the applicable year; (iv) adding the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that vested in the applicable year; (v) subtracting an amount equal to the fair value, at the end of the prior fiscal year, of awards granted in prior years and that failed to meet the related vesting conditions during the applicable year; and (vi) adding the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year, prior to the vesting date, and that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	MINUS: Reported Fair Value of Equity Awards ($)	PLUS: End-of-Year Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	PLUS: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	MINUS: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	PLUS: Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in or Total Compensation in the Year ($)	Total Equity Award Adjustments ($)
2025	$570,861	$485,466	$0	$0	$0	$0	$0	$485,466
2024	$0	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$0	$0	$0	$0	$0
(5)
Cumulative total shareholder return (Cumulative TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment on the dividend payment date, plus the difference between the Company’s share price at the end and the beginning of the measurement period, by the Company’s share price at the beginning of the measurement period.

(6)
The dollar amounts reported for the years ended 2023 and 2024 are the “net increase in net assets resulting from operations” reflected in the Company’s audited financial statements for those years, given that the Company at that time presented its financial statements as an investment company in accordance with the accounting and reporting guidance of ASC 946.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Douglas M. Polinsky, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table. For detail regarding this number, please refer to “Executive Compensation—Summary Compensation Table” above.

(3)
The dollar amounts reported in column (d) represent the amounts reported for the Mr. Joseph A. Geraci, II—our only “named executive officer” (NEO) who was not our “principal executive officer” (PEO)—in the “Total” column of the Summary Compensation Table in each applicable year.

PEO Total Compensation Amount	$ 929,107	$ 390,274	$ 361,512
PEO Actually Paid Compensation Amount	$ 843,712	390,274	361,512
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amounts of “compensation actually paid” to Mr. Polinsky, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Polinsky during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Polinsky’s total compensation for each year to determine “compensation actually paid” as reflected in the table above:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Awards Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2025	$929,107	$(570,861)	$485,466	$843,712
2024	$390,274	$0	$0	$390,274
2023	$361,512	$0	$0	$361,512
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following (after deducting, as instructed by Item 402(v) of Regulation S-K, the grant date fair value of equity awards presented in the Summary Compensation Table above and described in footnote (a) immediately above): (i) adding the year-end fair value of any equity awards granted in the applicable year and that are outstanding and unvested as of the end of the applicable year; (ii) adding the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that are outstanding and unvested as of the end of the applicable year; (iii) adding the fair value, as of the vesting date, of all awards that were both granted and vested in the applicable year; (iv) adding the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that vested in the applicable year; (v) subtracting an amount equal to the fair value, at the end of the prior fiscal year, of awards granted in prior years and that failed to meet the related vesting conditions during the applicable year; and (vi) adding the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year, prior to the vesting date, and that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	MINUS: Reported Value of Equity Awards ($)	PLUS: End-of-Year Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	PLUS: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	MINUS: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	PLUS: Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in or Total Compensation in the Year ($)	Total Equity Award Adjustments ($)
2025	$570,861	$485,466	$0	$0	$0	$0	$0	$485,466
2024	$0	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$0	$0	$0	$0	$0

Non-PEO NEO Average Total Compensation Amount	$ 920,505	389,602	370,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 835,110	389,602	370,014
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the amounts of “compensation actually paid” to the NEO, excluding our PEO, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEO, excluding our PEO, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for the NEO, excluding our PEO, for each year to determine the “compensation actually paid” as reflected in the table above, using the same methodology described above in Note 2:

Year	Reported Summary Compensation Table Total for Non-PEO NEO ($)	Reported Value of Equity Awards (a) ($)	Equity Awards Adjustments (b) ($)	Compensation Actually Paid to Non-PEO NEO ($)
2025	$920,505	$(570,861)	$485,466	$835,110
2024	$389,602	$0	$0	$389,602
2023	$370,014	$0	$0	$370,014
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following (after deducting, as instructed by Item 402(v) of Regulation S-K, the grant date fair value of equity awards presented in the Summary Compensation Table above and described in footnote (a) immediately above): (i) adding the year-end fair value of any equity awards granted in the applicable year and that are outstanding and unvested as of the end of the applicable year; (ii) adding the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that are outstanding and unvested as of the end of the applicable year; (iii) adding the fair value, as of the vesting date, of all awards that were both granted and vested in the applicable year; (iv) adding the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that vested in the applicable year; (v) subtracting an amount equal to the fair value, at the end of the prior fiscal year, of awards granted in prior years and that failed to meet the related vesting conditions during the applicable year; and (vi) adding the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year, prior to the vesting date, and that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	MINUS: Reported Fair Value of Equity Awards ($)	PLUS: End-of-Year Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	PLUS: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	MINUS: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	PLUS: Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in or Total Compensation in the Year ($)	Total Equity Award Adjustments ($)
2025	$570,861	$485,466	$0	$0	$0	$0	$0	$485,466
2024	$0	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$0	$0	$0	$0	$0

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the Compensation Actually Paid to our Non-PEO NEO, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The graph below sets forth the relationship between Compensation Actually Paid to our PEO, and our Non-PEO NEO, and the Company’s “net income” over the three most recently completed fiscal years. Because the Company presented its financial statements as an investment company in accordance with the accounting and reporting guidance of ASC 946 through the period ended June 30, 2025, “net income” in the table below, for periods including and prior to that date, is the “net increase in net assets resulting from operations” as reflected in the Company’s audited financial statements for the applicable year.

Total Shareholder Return Amount	$ 81.22	$ 95.22	$ 119.51
PEO Name	Douglas M. Polinsky	Douglas M. Polinsky	Douglas M. Polinsky
Equity Awards Adjustments, Footnote
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following (after deducting, as instructed by Item 402(v) of Regulation S-K, the grant date fair value of equity awards presented in the Summary Compensation Table above and described in footnote (a) immediately above): (i) adding the year-end fair value of any equity awards granted in the applicable year and that are outstanding and unvested as of the end of the applicable year; (ii) adding the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that are outstanding and unvested as of the end of the applicable year; (iii) adding the fair value, as of the vesting date, of all awards that were both granted and vested in the applicable year; (iv) adding the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that vested in the applicable year; (v) subtracting an amount equal to the fair value, at the end of the prior fiscal year, of awards granted in prior years and that failed to meet the related vesting conditions during the applicable year; and (vi) adding the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year, prior to the vesting date, and that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	MINUS: Reported Value of Equity Awards ($)	PLUS: End-of-Year Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	PLUS: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	MINUS: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	PLUS: Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in or Total Compensation in the Year ($)	Total Equity Award Adjustments ($)
2025	$570,861	$485,466	$0	$0	$0	$0	$0	$485,466
2024	$0	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$0	$0	$0	$0	$0
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following (after deducting, as instructed by Item 402(v) of Regulation S-K, the grant date fair value of equity awards presented in the Summary Compensation Table above and described in footnote (a) immediately above): (i) adding the year-end fair value of any equity awards granted in the applicable year and that are outstanding and unvested as of the end of the applicable year; (ii) adding the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that are outstanding and unvested as of the end of the applicable year; (iii) adding the fair value, as of the vesting date, of all awards that were both granted and vested in the applicable year; (iv) adding the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior years and that vested in the applicable year; (v) subtracting an amount equal to the fair value, at the end of the prior fiscal year, of awards granted in prior years and that failed to meet the related vesting conditions during the applicable year; and (vi) adding the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year, prior to the vesting date, and that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	MINUS: Reported Fair Value of Equity Awards ($)	PLUS: End-of-Year Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	PLUS: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	PLUS: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	MINUS: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	PLUS: Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in or Total Compensation in the Year ($)	Total Equity Award Adjustments ($)
2025	$570,861	$485,466	$0	$0	$0	$0	$0	$485,466
2024	$0	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$0	$0	$0	$0	$0

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (264,953,075)	$ 1,167,726	$ (1,165,506)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(570,861)	0	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,466	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,466	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(570,861)	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,466	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,466	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0